Impairments - Reconciliations (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount
Changes in loss allowance
Loans and off balance at beginning of period	kr 272,760
Increase through origination or purchase, financial assets	38,365
Transfer to stage 1	2,490
Transfer to stage 2	5,431
Transfer to stage 3	466
Decreases due to derecognition	(54,826)
Loans and off balance at end of period	264,686	kr 272,760
Effect on opening balance after implementation of IFRS 9		(18)
Gross carrying amount | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	209,232
Increase through origination or purchase, financial assets	37,594
Transfer to stage 1	2,490
Decreases due to derecognition	(46,733)
Loans and off balance at end of period	202,583	209,232
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	62,286
Increase through origination or purchase, financial assets	768
Transfer to stage 2	5,431
Decreases due to derecognition	(7,807)
Loans and off balance at end of period	60,678	62,286
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	1,242
Increase through origination or purchase, financial assets	3
Transfer to stage 3	466
Decreases due to derecognition	(286)
Loans and off balance at end of period	1,425	1,242
Accumulated impairment
Changes in loss allowance
Loans and off balance at beginning of period	(155)	(254)
Net remeasurement of loss allowance		51
Decrease in allowance account due to write-offs		46
Exchange-rate differences		2
Loans and off balance at end of period	(139)	(155)
Effect on opening balance after implementation of IFRS 9		18
Accumulated impairment | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at end of period	(34)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at end of period	(21)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at end of period	(84)
Accumulated impairment | Expected credit losses individually assessed
Changes in loss allowance
Loans and off balance at beginning of period	(137)
Increase through origination or purchase, financial assets	(15)
Net remeasurement of loss allowance	7
Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Decreases due to derecognition	15
Exchange-rate differences	(9)
Loans and off balance at end of period	(139)	(137)
Accumulated impairment | Expected credit losses individually assessed | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	(38)
Increase through origination or purchase, financial assets	(12)
Net remeasurement of loss allowance	12
Transfer to stage 1	0
Transfer to stage 2	1
Transfer to stage 3	0
Decreases due to derecognition	5
Exchange-rate differences	(2)
Loans and off balance at end of period	(34)	(38)
Accumulated impairment | Expected credit losses individually assessed | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(33)
Increase through origination or purchase, financial assets	(2)
Net remeasurement of loss allowance	9
Transfer to stage 1	0
Transfer to stage 2	(1)
Transfer to stage 3	(2)
Decreases due to derecognition	10
Exchange-rate differences	(2)
Loans and off balance at end of period	(21)	(33)
Accumulated impairment | Expected credit losses individually assessed | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(66)
Increase through origination or purchase, financial assets	(1)
Net remeasurement of loss allowance	(14)
Transfer to stage 3	2
Decreases due to derecognition	0
Exchange-rate differences	(5)
Loans and off balance at end of period	kr (84)	kr (66)